Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related Party Transactions	Related Party Transactions
Greenstone Gold Stream - 2021
As described in Note 9, the Company entered into a gold purchase agreement on October 28, 2021, with a subsidiary of Orion, the Company's majority shareholder and a related party, with respect to its 40% interest in GGM. Pursuant to the agreement, Nomad will provide up-front cash payments totaling $95 million. On December 14, 2021, the Company completed the first deposit of $13.3 million to Orion.
Transactions with related parties prior to RTO Transaction - 2020
Prior to the RTO Transaction on May 27, 2020 (Note 10) and separation of the Orion Fund II Portfolio as a stand-alone public entity, the Orion Fund II Portfolio was managed and operated in the normal course of business by Orion Mine Finance Management II Limited along with other Orion Group operations and not as a separate business.
Orion Fund II Portfolio had an agreement with Orion Merchant Services LLC (“OMS”), a related party. As part of this agreement OMS provided services including but not limited to logistical support, customs clearance, negotiation of transportation contracts and assistance with services incidental to the purchase and sale of physical metal transactions. As part of this agreement, Orion Fund II Portfolio paid fees to OMS for amounts of $54,000 for the period from January 1, 2020 to May 27, 2020.
The Orion Fund II Portfolio had appointed Orion Mine Finance Management II Limited, an exempted company incorporated under the laws of Bermuda, as its investment manager (the “Investment Manager”) in which capacity it was responsible for managing the overall business affairs of Fund II. As part of this agreement, Orion Fund II Portfolio paid the Investment Manager $922,000 for the period from January 1, 2020 to May 27, 2020.
These expenses were included in general and administrative expenses and project evaluation expenses in the consolidated statement of income (loss) and comprehensive income (loss).
Participation of the officers in the Financings - 2020
Officers of the Company participated in the Financing (Note 15) for a total consideration of $376,000 (CA$518,000) under the same terms as other investors.
Key management compensation
Key management includes directors (executive and non-executive) and the executive management team. The compensation paid or payable to key management for employee services is presented below:

	For the year ended December 31, 2021	For the year ended December 31, 2020
	$	$
Salaries and short-term employee benefits	1,614	239
Share-based compensation	1,947	2,454
	3,561	2,693
For the 12-month period following the completion of the RTO Transaction, senior executives have agreed to forego the cash payment of their respective salaries with such amount to be paid instead in Nomad RSUs, to be granted on a quarterly basis. Therefore, the key management salaries comprised of performance compensation expected to be paid in cash, cash board fees and the employer portion of payroll taxes on RSUs issued during the 12-month period. The value of the salaries paid in Nomad RSUs is included in share-based compensation and represents $273,000 for the year ended December 31, 2021 (2020 – $404,000).
Key management employees are subject to employment agreements which provide for payments on termination of employment without cause or following a change of control providing for payments of twice base salary and bonus and certain vesting acceleration clauses on Options, RSUs, PSUs and DSUs.